8. SUBSEQUENT EVENT	12 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
8. SUBSEQUENT EVENT

On August 22, 2017, the Company entered into agreements with accredited investors for the sale and purchase of 466,668 shares of its common stock, $0.01 par value at a purchase price of $0.45 per share. The Company received $210,000 in gross proceeds from the offering. The Company intends to use the net proceeds from this placement for general working capital purposes.

Concurrently with the placement, the Company entered into an agreement with an investor for the sale of 88,888 unregistered shares of our common stock for services provided to the Company at a price of $0.45 per share.

In connection with the placement, the Company also entered into a registration rights agreement with the investors, whereby the Company is obligated to file a registration statement with the Securities Exchange Commission on or before 90 calendar days after August 22, 2017 to register the resale by the investors of 555,556 shares of our common stock purchased in the placement.

In conjunction with the 2017 offering, certain anti-dilution provisions of the warrants issued in conjunction with our September 28, 2012 financing transaction were triggered. As a result of the offering, the number of existing September 28, 2012 warrants increased from 2,558,519 to 2,731,003 and 249,627 to 263,891, respectively, and the related exercise price decreased from $0.95 to $0.89 and from $0.74 to $0.70, respectively.